Note 14 - Other Expenses - Employee Benefits Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Wages, salaries and commissions	$ 67,996	$ 56,447	$ 128,527	$ 112,618
Benefits	11,692	6,193	16,573	12,503
	$ 79,688	$ 62,640	$ 145,100	$ 125,121